Earnings per Share (Tables)	9 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted net income per share of Class A common stock for the periods following the IPO and related reorganization transactions (in thousands, except per share amounts):

Period from February 6, 2026 to March 31, 2026
Numerator:
Net income attributable to Forgent Power Solutions, Inc. - basic	$19,626
Add: Net income impact from assumed redemption of all Opco LLC Interests to common stock	—
Net income attributable to Forgent Power Solutions, Inc. - diluted	$19,626
Denominator:
Weighted average shares of Class A common stock outstanding - basic	233,735
Dilutive effects of:
Opco LLC Interests that are exchangeable to common stock	—
Unvested restricted stock units	167
Weighted average shares of Class A common stock outstanding - diluted	233,902

Earnings per share of Class A common stock - basic	$0.08
Earnings per share of Class A common stock - diluted	$0.08